Shareholder Report, Holdings (Details)	Jul. 31, 2024
Aztlan Global Stock Selection DM SMID ETF | SBI Sumishin Net Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aztlan Global Stock Selection DM SMID ETF | Toyo Suisan Kaisha Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aztlan Global Stock Selection DM SMID ETF | Rorze Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aztlan Global Stock Selection DM SMID ETF | Fujikura Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aztlan Global Stock Selection DM SMID ETF | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan Global Stock Selection DM SMID ETF | Tohoku Electric Power Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan Global Stock Selection DM SMID ETF | Cinemark Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan Global Stock Selection DM SMID ETF | Kobe Steel Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan Global Stock Selection DM SMID ETF | Sankyo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan Global Stock Selection DM SMID ETF | Iveco Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan Global Stock Selection DM SMID ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Aztlan Global Stock Selection DM SMID ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Aztlan Global Stock Selection DM SMID ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Aztlan Global Stock Selection DM SMID ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Aztlan Global Stock Selection DM SMID ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Aztlan Global Stock Selection DM SMID ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Aztlan Global Stock Selection DM SMID ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Aztlan Global Stock Selection DM SMID ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Aztlan Global Stock Selection DM SMID ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aztlan Global Stock Selection DM SMID ETF | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Aztlan North America Nearshoring Stock Selection ETF | C.H. Robinson Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Aztlan North America Nearshoring Stock Selection ETF | ArcBest Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Aztlan North America Nearshoring Stock Selection ETF | Landstar System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Aztlan North America Nearshoring Stock Selection ETF | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Aztlan North America Nearshoring Stock Selection ETF | Schneider National, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aztlan North America Nearshoring Stock Selection ETF | TFI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Aztlan North America Nearshoring Stock Selection ETF | CSX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Aztlan North America Nearshoring Stock Selection ETF | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Aztlan North America Nearshoring Stock Selection ETF | Hub Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aztlan North America Nearshoring Stock Selection ETF | Norfolk Southern Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Aztlan North America Nearshoring Stock Selection ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Aztlan North America Nearshoring Stock Selection ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Aztlan North America Nearshoring Stock Selection ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Aztlan North America Nearshoring Stock Selection ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
Aztlan North America Nearshoring Stock Selection ETF | REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%